Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 11,514	$ 11,620	$ 11,163	$ 13,533	$ 12,944	$ 11,834	$ 10,968	$ 11,004	$ 10,718	$ 9,862	$ 10,000
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 11,227	11,363	10,937	13,288	12,725	11,677	10,849	10,927	10,664	9,836	10,000
CTIVP® – BlackRock Global Inflation-Protected Securities Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 11,360	11,482	11,045	13,401	12,827	11,756	10,904	10,960	10,688	9,851	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Bloomberg World Government Inflation-Linked Bond Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg World Government Inflation-Linked Bond Index USD Hedged
Account Value	$ 12,242	$ 12,277	$ 11,746	$ 14,151	$ 13,414	$ 12,216	$ 11,271	$ 11,260	$ 10,899	$ 9,888	$ 10,000